Leases - Schedule of Maturities of Lease Liabilities (Details) $ in Thousands	Mar. 31, 2026 USD ($)
Schedule of Maturities of Lease Liabilities [Abstract]
2027	$ 906
2028	914
2029	715
2030
2031
Thereafter	1,213
Total undiscounted cash flows	3,748
Less: imputed interest	(1,162)
Present value of lease liabilities	$ 2,586